                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Manning & Napier Advisory Advantage Corporation
Address: 290 Woodcliff Drive
         Fairport, New York 14450

13F File Number: 28-04271

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jodi L. Hedberg
Title:   Director of Compliance
Phone:   (585) 325-6880

Signature, Place, and Date of Signing:

  /s/Jodi L. Hedberg             Fairport, NY/USA             February 08, 2011
---------------------          -------------------          --------------------

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT.

[X] 13F NOTICE.

[_] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

     Form 13F File Number         Name
     ---------------------        --------------------------------
     28-00866                     Manning & Napier Advisors, Inc.